Filed Pursuant to Rule 497
File No. 333-239559

MODERN CAPITAL FUNDS TRUST

Shares of Beneficial Interest
Class A Shares – MCTOX
Class B Shares - MCTDX

Supplement dated March 21, 2022
to the Statement of Additional Information dated March 8, 2021
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Effective March 7, 2022, Kristof Wild was appointed Treasurer and Principal Financial Officer of the Modern Capital Funds Trust (the “Trust”). Edward Royal previously resigned from those positions.  As such, the following changes are made to the Trust’s Statement of Additional Information (“SAI”).

The following information is replaces the first row under “OFFICERS OF THE TRUST” in the table on page 43 in the section TRUSTEES AND OFFICERS of the SAI:

Kristof Wild Year of Birth: 1986	Treasurer and Principal Financial Officer, Since 2022	Chief Operating Officer, Modern Capital, Inc. (2021 – Present) and Head of Product (2020-2021); Partner, Berryl Swiss Family Advisory (2015-Present)	N/A	N/A

This Supplement, and the Fund’s SAI provide information that you should know before investing in the Fund and should be retained for future reference.  The SAI has been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling (800) 773-3863.

Please retain this Supplement for future reference.